Leases - Liability Continuity (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Leases [Abstract]
Beginning balance	$ 672	$ 680
Cash flows
Principal payments	(163)	(150)
Interest on lease liabilities (Note 20(c))	(37)	(39)
Non-cash changes
Additions	319	170
Interest expense (Note 10)	37	39
Changes in foreign exchange and other	(136)	(28)
Ending balance	692	672
Current portion of lease liabilities (Note 21(c))	(119)	(160)	$ (119)	$ (160)
Lease liabilities (Note 21(c))	$ 573	$ 512	$ 573	$ 512